Form N-1A Cover	Oct. 18, 2024
Prospectus [Line Items]
Document Effective Date	Oct. 18, 2024
Document Type	485BPOS
Amendment Flag	false
Registrant Name	GraniteShares ETF Trust
Entity Central Index Key	0001689873
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 18, 2024
Prospectus Date	Oct. 18, 2024